Related party transactions	12 Months Ended
Sep. 30, 2019
Related Party [Abstract]
Related party transactions
Related party transactions

a)	Transactions with subsidiaries and other related parties
Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation. The Company owns 100% of the equity interests of its principal subsidiaries.
The Company’s principal subsidiaries whose revenues, based on the geographic delivery model, represent more than 3% of the consolidated revenues are as follows:

Name of subsidiary	Country of incorporation
CGI Technologies and Solutions Inc.	United States
CGI France SAS	France
CGI Federal Inc.	United States
CGI IT UK Limited	United Kingdom
CGI Information Systems and Management Consultants Inc.	Canada
Conseillers en gestion et informatique CGI Inc.	Canada
CGI Sverige AB	Sweden
CGI Suomi Oy	Finland
CGI Deutschland B.V. & Co KG	Germany
CGI Information Systems and Management Consultants Private Limited	India
CGI Nederland BV	Netherlands

During the year ended September 30, 2018, the Company entered into share repurchase and conversion transactions with related parties as described in Note 18, Capital Stock.

b)	Compensation of key management personnel
Compensation of key management personnel, currently defined as the executive officers and the Board of Directors of the Company, was as follows for the year ended September 30:

	2019	2018
	$	$
Short-term employee benefits	22,185	22,326
Share-based payments	23,991	20,773